LONG-TERM DEBT AND CREDIT FACILITY - Senior Notes (Details) - USD ($)		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 37,800,000	$ 29,200,000
Maximum borrowing capacity		450,000,000.0	450,000,000.0
Assets		4,425,100,000	3,971,600,000
Carrying Amount
Disclosure of detailed information about borrowings [line items]
Assets		535,900,000	728,600,000
Carrying Amount | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets		0	1,500,000
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Face amount	$ 450,000,000
Borrowing costs capitalised	$ 7,500,000
Percentage of principal amount redeemed utilizing equity offering proceeds	40.00%
Redemption price percentage utilizing equity offering proceeds	101.00%
Maximum borrowing capacity	$ 454,200,000	$ 450,000,000.0	$ 450,000,000.0
5.75% senior notes | Prior to October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% senior notes | October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	104.313%
5.75% senior notes | October 15, 2024
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	102.875%
5.75% senior notes | October 15, 2025
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	101.438%
5.75% senior notes | October 15, 2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%